Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 6,400	$ (5,700)	$ 773,654	$ 123,477	$ (802,624)	$ 92,843	$ 188,050	$ 164,632	$ 352,682
Balance, shares at Dec. 31, 2020	6,400,000
Net income					1,648,726		1,648,726	13,155	1,661,881
Appropriation of statutory reserve				168,122	(168,122)
Foreign currency translation adjustments						61,220	61,220	2,800	64,020
Capital contribution			1,036,811				1,036,811		1,036,811
Balance at Dec. 31, 2021	$ 6,400	(5,700)	1,810,465	291,599	677,980	154,063	2,934,807	180,587	3,115,394
Balance, shares at Dec. 31, 2021	6,400,000
Net income					1,072,433		1,072,433	42,827	1,115,260
Appropriation of statutory reserve				130,731	(130,731)
Foreign currency translation adjustments						(348,963)	(348,963)	(10,651)	(359,614)
Capital contribution		5,700	1,202,868				1,208,568		1,208,568
Balance at Dec. 31, 2022	$ 6,400		3,013,333	422,330	1,619,682	(194,900)	4,866,845	212,763	5,079,608
Balance, shares at Dec. 31, 2022	6,400,000
Net income					969,598		969,598	16,873	986,471
Appropriation of statutory reserve				99,236	(99,236)
Foreign currency translation adjustments						(182,890)	(182,890)	(4,569)	(187,459)
Capital contribution			0
Balance at Dec. 31, 2023	$ 6,400		$ 3,013,333	$ 521,566	$ 2,490,044	$ (377,790)	$ 5,653,553	$ 225,067	$ 5,878,620
Balance, shares at Dec. 31, 2023	6,400,000